MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2018
Available-for-sale financial assets [abstract]
MARKETABLE SECURITIES

The movements in marketable securities during the years ended December 31, 2018 and 2017 are summarized as follows:

	Silver One Resources Inc.	Other Marketable Securities	Total

Balance as at December 31, 2017	$2,280	$1,997	$4,277
Loss recorded in other comprehensive loss	(1,290)	(390)	(1,680)
Balance as at December 31, 2018	$990	$1,607	$2,597

	Silver One Resources Inc.	Other Marketable Securities	Total
Balance as at December 31, 2016	$5,280	$567	$5,847
Purchases	-	1,829	1,829
Loss recorded in other comprehensive loss	(3,000)	(399)	(3,399)
Balance as at December 31, 2017	$2,280	$1,997	$4,277

The Company holds marketable securities as strategic investments and has less than a 10% equity interest in each of the investees.